Borrowings and Lines of Credit (Short-Term Borrowings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Document Fiscal Year Focus	2018
Commercial Paper	$ 1,257	$ 300
Other borrowings	212	92
Total short-term borrowings	$ 1,469	$ 392